Variable Interest Entities Property Asset Carrying Value and Maximum Exposure (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	$ 67,095,817	$ 24,754,297
Available for Sale Security and Property Loan Receivable, Carrying Value	70,124,638	26,234,563
Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	11,062,617	10,580,372
Available for Sale Security and Property Loan Receivable, Carrying Value	5,010,615	4,930,615
Ashley Square [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	5,159,000	5,212,000
Available for Sale Security and Property Loan Receivable, Carrying Value	5,645,559	5,212,000
Ashley Square [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	7,534,002	7,131,757
Available for Sale Security and Property Loan Receivable, Carrying Value	1,482,000	1,482,000
Bruton Apts [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	18,145,000
Available for Sale Security and Property Loan Receivable, Carrying Value	18,145,000
Bruton Apts [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	0
Available for Sale Security and Property Loan Receivable, Carrying Value	0
Glenview Apts [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	6,723,000
Available for Sale Security and Property Loan Receivable, Carrying Value	6,723,000
Glenview Apts [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	0
Available for Sale Security and Property Loan Receivable, Carrying Value	0
Harden Ranch [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	9,300,000
Available for Sale Security and Property Loan Receivable, Carrying Value	9,300,000
Harden Ranch [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	0
Available for Sale Security and Property Loan Receivable, Carrying Value	0
Montclair Apts [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	3,458,000
Available for Sale Security and Property Loan Receivable, Carrying Value	3,458,000
Montclair Apts [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	0
Available for Sale Security and Property Loan Receivable, Carrying Value	0
Cross Creek [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	6,074,817	6,042,297
Available for Sale Security and Property Loan Receivable, Carrying Value	8,617,079	7,522,563
Cross Creek [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	3,528,615	3,448,615
Available for Sale Security and Property Loan Receivable, Carrying Value	3,528,615	3,448,615
Tyler Park Apartments [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	8,100,000	8,100,000
Available for Sale Security and Property Loan Receivable, Carrying Value	8,100,000	8,100,000
Tyler Park Apartments [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	0	0
Available for Sale Security and Property Loan Receivable, Carrying Value	0	0
Santa Fe Apts [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	4,736,000
Available for Sale Security and Property Loan Receivable, Carrying Value	4,736,000
Santa Fe Apts [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	0
Available for Sale Security and Property Loan Receivable, Carrying Value	0
Westside Village Market [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	5,400,000	5,400,000
Available for Sale Security and Property Loan Receivable, Carrying Value	5,400,000	5,400,000
Westside Village Market [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Maximum Exposure	0	0
Available for Sale Security and Property Loan Receivable, Carrying Value	$ 0	$ 0